Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

October 8, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Arbitrage Funds (the “Trust”)
(1933 Act Registration No. 333-30470)
(1940 Act Registration No. 811-09815)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new series of the Trust, the Arbitrage Tactical Equity Fund.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2699.

Very truly yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara

cc:	Joshua B. Deringer
Jennifer Avicolli

Enclosure